BASIS OF PRESENTATION (Details Textual) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
TD Bank [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,215,000
Investor [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,000,000